Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 154,748	$ 160,830
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	94,852	103,868
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	17,550	14,630
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	33,811	33,947
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,535	$ 8,385